Employee Benefits - Details Of Fund And Plan Asset Position (Details) - Provident Fund - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Plan assets at period end, at fair value	$ 792	$ 688
Present value of benefit obligation at period end	$ 792	$ 688